Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The following table details revenue and cost of revenues for the Company’s reportable segments for three and nine months ended September 30, 2024 and 2023, and reconciles to net income (loss) on the consolidated statements of operations:

(Dollars in thousands)	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Reportable segment revenue:
Cryptocurrency mining revenue	$2,811	$1,786	$13,691	$5,497
Data hosting revenue	4,271	4,011	14,446	5,451
High-performance computing service revenue	-	-	-	-
Demand response service revenue	443	-	1,612	-
Total segment and consolidated revenue	7,525	5,797	29,749	10,948
Reportable segment cost of revenue:
Cost of cryptocurrency mining revenue, exclusive of depreciation	1,963	1,040	5,687	4,451
Cost of data hosting revenue, exclusive of depreciation	2,555	2,150	6,982	3,181
Cost of high-performance computing services	2,859	-	2,859	-
Cost of revenue-depreciation	1,512	1,200	4,540	2,364
Total segment and consolidated cost of revenues	8,889	4,390	20,068	9,996
Reconciling items:
General and administrative expenses	7,652	5,102	21,834	18,353
Impairment on fixed assets	-	41	130	418
Interest expense	821	495	1,694	2,355
(Gain) loss on debt extinguishment and revaluation, net	(1,203)	769	7,495	2,350
Loss on sale of fixed assets	-	373	21	404
Other expense, net	6	74	32	301
Income tax (benefit) expense from operations	(547)	569	(1,743)	(524)
Net loss	(8,093)	(6,016)	(19,782)	(22,705)
(Less) Net loss (income) attributable to non-controlling interest	903	(646)	(3,535)	206
Net loss attributable to Soluna Holdings, Inc.	$(7,190)	$(6,662)	$(23,317)	$(22,499)

Capital expenditures	3,542	9,639	3,820	12,534
Depreciation and amortization	3,915	3,579	11,750	9,498

The following table details revenue and cost of revenues for the Company’s reportable segments for years ended December 31, 2023 and 2022, and reconciles to net loss on the consolidated statements of operations:

(Dollars in thousands)	Years Ended December 31,
	2023	2022
Reportable segment revenue:
Cryptocurrency mining revenue	$10,602	$24,409
Data hosting revenue	10,196	4,138
Demand response service revenue	268	-
Total segment and consolidated revenue	21,066	28,547
Reportable segment cost of revenue:
Cost of cryptocurrency mining revenue, exclusive of depreciation	6,365	14,226
Cost of data hosting, exclusive of depreciation	5,601	3,572
Cost of revenue- depreciation	3,863	18,708
Total segment and consolidated cost of revenues	15,829	36,506
Reconciling items:
General and administrative expenses	24,903	28,709
Impairment on fixed assets	575	47,372
Impairment on equity investment	-	750
Interest expense	2,748	8,375
Loss on debt extinguishment and revaluation, net	3,904	11,130
Loss on sale of fixed assets	398	4,089
Other expense (income), net	1,479	(22)
Income tax benefit from continuing operations	(1,067)	(1,346)
Net loss from continuing operations	(27,703)	(107,016)
Income before income taxes from discontinued operations (including gain on sale of MTI Instruments of $ $7,751 for the year ended December 31, 2022)	-	7,851
Income tax benefit from discontinued operations	-	70
Net income from discontinued operations	-	7,921
Net loss	(27,703)	(99,095)
(Less) Net income (loss) attributable to non-controlling interest	1,498	(380)
Net loss attributable to Soluna Holdings, Inc.	$(29,201)	$(98,715)

Capital expenditures	12,705	63,684
Depreciation and amortization	13,376	28,214